UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Ergates Capital Management, LLC

Address: 1525-B The Greens Way
         Jacksonville Beach, FL 32250

13F File Number: 028-11836


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason S. Atkins
Title:  Managing Member
Phone:  (904) 543-7230


Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida     November 14, 2008
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:        29
                                         --------------------

Form 13F Information Table Value Total:  $       346,301
                                         --------------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

1.       028-12030            Ergon Capital LP
2.       028-12032            Ergon Capital Offshore Fund, Ltd.

-----------------------       ---------------------------------


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE OF                  VALUE     SHRS OR   SH/ PUT/    INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS         CUSIP    (X$1000)   PRN AMT   PRN CALL    DISCRETION   MANAGERS  SOLE   SHARED  NONE
ABB LTD                       SPONSORED ADR   000375204   17,181     885,607  SH        SHARED-DEFINED   1,2            885,607
AIRVANA INC                   COM             00950V101   11,149   1,892,795  SH        SHARED-DEFINED   1,2          1,892,795
ALVARION LTD                  SHS             M0861T100    9,724   1,673,621  SH        SHARED-DEFINED   1,2          1,673,621
AMERICAN ORIENTAL BIOENGR IN  COM             028731107   10,837   1,669,853  SH        SHARED-DEFINED   1,2          1,669,853
BARRICK GOLD CORP             COM             067901108   18,370     500,000      CALL  SHARED-DEFINED   1,2            500,000
BARRY R G CORP OHIO           COM             068798107    7,614   1,108,315  SH        SHARED-DEFINED   1,2          1,108,315
BLUE COAT SYSTEMS INC         COM NEW         09534T508   35,858   2,738,442  SH        SHARED-DEFINED   1,2          2,738,442
BLUE COAT SYSTEMS INC         COM NEW         09534T508    2,129     150,000      CALL  SHARED-DEFINED   1,2            150,000
BLUEPHOENIX SOLUTIONS LTD     SHS             M20157109    3,872   1,100,000  SH        SHARED-DEFINED   1,2          1,100,000
BPZ RESOURCES INC             COM             055639108   39,646   2,305,028  SH        SHARED-DEFINED   1,2          2,305,028
DELTA PETE CORP               COM NEW         247907207    6,394     470,850  SH        SHARED-DEFINED   1,2            470,850
EBAY INC                      COM             278642103    6,239     278,760  SH        SHARED-DEFINED   1,2            278,760
ENTRUST INC                   COM             293848107    6,497   3,021,786  SH        SHARED-DEFINED   1,2          3,021,786
EXTREME NETWORKS INC          COM             30226D106   10,365   3,075,555  SH        SHARED-DEFINED   1,2          3,075,555
GENERAL GROWTH PPTYS INC      COM             370021107    6,264     414,815  SH        SHARED-DEFINED   1,2            414,815
LIQUIDITY SERVICES INC        COM             53635B107   14,801   1,364,173  SH        SHARED-DEFINED   1,2          1,364,173
NUSTAR GP HOLDINGS LLC        UNIT RESTG LLC  67059L102    1,154      65,950  SH        SHARED-DEFINED   1,2             65,950
ODYSSEY HEALTHCARE INC        COM             67611V101   14,379   1,416,682  SH        SHARED-DEFINED   1,2          1,416,682
OFFICE DEPOT INC              COM             676220106    5,343     918,026  SH        SHARED-DEFINED   1,2            918,026
PFIZER INC                    COM             717081103    4,912     266,384  SH        SHARED-DEFINED   1,2            266,384
RYANAIR HLDGS PLC             SPONSORED ADR   783513104   13,098     583,971  SH        SHARED-DEFINED   1,2            583,971
SEALED AIR CORP NEW           COM             81211K100   12,156     552,782  SH        SHARED-DEFINED   1,2            552,782
SHERWIN WILLIAMS CO           COM             824348106   22,075     386,198  SH        SHARED-DEFINED   1,2            386,198
SKECHERS U S A INC            CL A            830566105    6,995     415,632  SH        SHARED-DEFINED   1,2            415,632
SOTHEBYS                      COM             835898107    9,990     497,991  SH        SHARED-DEFINED   1,2            497,991
STARENT NETWORKS CORP         COM             85528P108   38,047   2,940,225  SH        SHARED-DEFINED   1,2          2,940,225
TLC VISION CORP               COM             872549100    1,774   2,397,810  SH        SHARED-DEFINED   1,2          2,397,810
VALERO ENERGY CORP NEW        COM             91913Y100    4,537     149,729  SH        SHARED-DEFINED   1,2            149,729
ZORAN CORP                    COM             98975F101    4,902     600,754  SH        SHARED-DEFINED   1,2            600,754

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